Schedule of Investments (unaudited) January 31, 2020	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 125.4%

Alabama — 3.1%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$1,555	$1,764,381
Senior Lien, Series A (AGM), 5.25%, 10/01/48	2,275	2,598,300
Sub-Lien, Series D, 6.00%, 10/01/42	5,740	6,786,632
Sub-Lien, Series D, 7.00%, 10/01/51	1,765	2,136,126
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	2,110	3,042,831
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	4,080	4,215,701

		20,543,971

Arizona — 4.5%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(b)	3,400	3,692,332
City of Phoenix Civic Improvement Corp., ARB, Series A, 4.00%, 07/01/45	2,610	2,957,547
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	10,030	13,232,479
5.00%, 12/01/37	7,460	10,299,798

		30,182,156

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(b)	4,985	5,404,388

California — 9.2%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	4,230	6,854,250
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	6,230	6,399,892
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	2,465	2,787,299
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	290	330,124
5.25%, 08/15/49	715	802,359

Security	Par (000)	Value

California (continued)
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(b)	$2,970	$3,218,856
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A(b):
5.00%, 12/01/41	1,030	1,171,944
5.00%, 12/01/46	885	1,001,838
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A, 5.00%, 05/15/40	11,690	11,820,694
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/23(a)	690	823,701
County of Riverside Transportation Commission, RB, CAB, Senior Lien, Series B(c):
0.00%, 06/01/41	5,000	2,772,150
0.00%, 06/01/42	6,000	3,207,180
0.00%, 06/01/43	5,000	2,545,000
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	4,335	4,558,859
5.25%, 06/01/47	1,070	1,131,932
San Marcos Unified School District, GO, CAB, Election of 2010, Series B(c):
0.00%, 08/01/34	3,500	2,525,845
0.00%, 08/01/36	4,000	2,701,800
State of California, GO, Various Purposes, 6.00%, 03/01/33	4,970	4,995,496
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	1,495	1,705,870

		61,355,089

Colorado — 1.7%
Arapahoe County School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	3,485	4,566,709
Colorado Health Facilities Authority, RB, Commonspirit Health, Series A, 4.00%, 08/01/49	2,950	3,273,497
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	615	685,202

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
State of Colorado, COP, Building Excellent Schools, Series O, 4.00%, 03/15/44	$2,580	$2,952,733

		11,478,141

Connecticut — 1.1%
State of Connecticut, GO, Series A, 4.00%, 01/15/38	6,300	7,320,537

Delaware — 2.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,225	2,300,205
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	2,280	2,624,006
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	10,080	10,294,301

		15,218,512

District of Columbia — 5.9%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	865	1,058,630
Georgetown University Issue, 5.00%, 04/01/42	710	855,294
Kipp Charter School, Series A, 6.00%, 07/01/23(a)	1,480	1,729,943
The Catholic University of America Issue, 5.00%, 10/01/48	4,590	5,533,475
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	23,035	23,843,298
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	3,990	4,261,400
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B, 4.00%, 10/01/53	1,550	1,756,057

		39,038,097

Florida — 2.8%
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	2,620	3,012,607
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(a)	2,280	2,346,690

Security	Par (000)	Value

Florida (continued)
County of Volusia Educational Facility Authority, Refunding RB, Embry Riddle Aeronautical Project:
5.00%, 10/15/44	$1,160	$1,435,523
5.00%, 10/15/49	2,375	2,916,025
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(a)	5,885	6,485,447
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(d)(e)	3,395	2,749,950

		18,946,242

Georgia — 2.1%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	1,010	1,192,477
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	990	1,344,381
5.00%, 05/15/36	990	1,358,013
5.00%, 05/15/37	1,085	1,503,658
5.00%, 05/15/38	600	838,038
5.00%, 05/15/49	1,990	2,866,794
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, 4.00%, 01/01/49	3,145	3,427,861
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/49	1,230	1,353,750

		13,884,972

Hawaii — 0.4%
State of Hawaii Harbor System, ARB, Series A, 5.25%, 07/01/30	2,660	2,707,667

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	1,485	1,795,632

Illinois — 15.2%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/36	920	1,077,642
Project, 5.25%, 12/01/35	2,905	3,261,327
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/25	1,650	1,930,913

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Dedicated Revenues, Series F, 5.00%, 12/01/22	$1,250	$1,361,400
Dedicated Revenues, Series G,
5.00%, 12/01/34	915	1,078,227
5.00%, 12/01/25	1,280	1,497,920
Chicago Board of Education, GO:
5.00%, 12/01/46	1,060	1,236,077
5.00%, 12/01/46	2,745	2,966,988
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(a)	11,385	11,960,967
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,055	2,187,671
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	2,000	2,165,200
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,525	1,706,399
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/47	405	460,841
5.00%, 02/15/50	205	232,548
Metropolitan Pier & Exposition Authority, Refunding RB:
McCormick Place Expansion Project, 4.00%, 06/15/50(f)	2,710	2,983,439
McCormick Place Expansion Project, 5.00%, 06/15/50(f)	1,760	2,108,075
Mccormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/43(c)	10,455	5,214,745
McCormick Place Expansion Project, Series B (AGM), 5.00%, 06/15/50	14,710	14,902,554
McCormick Place Expansion Project, Series B-2, 5.00%, 06/15/50	3,905	3,959,943
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	2,245	2,395,527
State of Illinois, GO, 5.00%, 02/01/39	2,990	3,301,199
State of Illinois, GO, Refunding:
Series A, 5.00%, 10/01/30	10,400	12,618,528
Series B, 5.00%, 10/01/28	1,965	2,405,848
State of Illinois, GO, Series A, 5.00%, 04/01/38	9,030	9,808,115
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/37	5,455	6,364,240

Security	Par (000)	Value

Illinois (continued)
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	$1,910	$2,151,099

		101,337,432

Indiana — 3.1%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	1,525	1,774,764
7.00%, 01/01/44	3,680	4,288,230
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,305	6,718,104
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	880	967,366
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	2,905	3,189,574
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	790	873,938
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,490	2,753,143

		20,565,119

Iowa — 1.4%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(g)	5,515	6,108,745
Midwestern Disaster Area, 5.25%, 12/01/25	2,125	2,373,519
Midwestern Disaster Area, 5.88%, 12/01/26(b)	805	840,033

		9,322,297

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(a)	1,915	2,151,349
Kentucky Economic Development Finance Authority, Refunding RB, Louisville Arena Authority, Inc. (AGM), 5.00%, 12/01/45	2,515	2,969,209

3

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(h)	$2,325	$2,648,826

		7,769,384

Louisiana — 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	6,535	6,761,830
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	1,980	2,005,680
5.25%, 05/15/31	1,690	1,765,273
5.25%, 05/15/32	2,160	2,327,292
5.25%, 05/15/33	2,345	2,525,401
5.25%, 05/15/35	985	1,090,277

		16,475,753

Maryland — 1.1%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	1,440	1,470,154
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	840	1,026,018
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(a)	4,295	4,503,221

		6,999,393

Michigan — 3.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	8,665	9,472,838
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 05/15/36	1,210	1,225,452
Lansing Board of Water & Light, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/21(a)	2,870	3,055,689
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	1,710	1,852,477
Series A, 4.00%, 12/01/49	1,640	1,870,600

Security	Par (000)	Value

Michigan (continued)
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	$2,000	$2,498,860
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	2,120	2,550,869

		22,526,785

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	2,030	2,290,144
5.25%, 02/15/53	4,060	4,901,963

		7,192,107

Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	495	538,619
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 02/01/42	2,035	2,035,000
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	480	521,448

		3,095,067

Nebraska — 0.7%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	1,610	1,766,347
5.00%, 09/01/42	2,815	3,070,630

		4,836,977

New Hampshire — 0.7%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(b):
Series B, 4.63%, 11/01/42	3,055	3,176,161
Series C, AMT, 4.88%, 11/01/42	1,585	1,651,190

		4,827,351

New Jersey — 16.0%
Casino Reinvestment Development Authority, Inc., Refunding RB:
5.25%, 11/01/39	3,280	3,574,085
5.25%, 11/01/44	2,980	3,235,893
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	2,115	2,134,162

4

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(d)(e)	$3,680	$52,440
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	3,830	4,185,730
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	2,035	2,345,419
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	2,285	2,591,190
School Facilities Construction, 5.00%, 06/15/49	4,650	5,537,081
Series EEE, 5.00%, 06/15/48	7,320	8,596,388
Transit transportation Project, 4.00%, 11/01/38	1,030	1,153,785
Transit transportation Project, 4.00%, 11/01/39	825	921,789
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	2,905	3,360,388
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	8,000	9,536,480
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/43	3,035	3,297,497
Series E, 5.00%, 01/01/45	5,095	5,952,794
New Jersey Transportation Trust Fund Authority, RB:
Series BB, 4.00%, 06/15/50	3,010	3,230,031
Series BB, 5.00%, 06/15/50	9,895	11,651,560
Transportation Program, Series AA, 5.00%, 06/15/44	2,445	2,664,414
Transportation Program, Series AA, 5.00%, 06/15/44	1,320	1,468,104
Transportation System, Series A, 5.50%, 06/15/21(a)	8,000	8,498,960
Transportation System, Series B, 5.25%, 06/15/36	4,810	5,037,609
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	1,070	1,272,519
Sub-Series B, 5.00%, 06/01/46	14,320	16,461,270

		106,759,588

New York — 9.5%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	4,805	5,166,528

Security	Par (000)	Value

New York (continued)
Counties of New York Tobacco Trust II, RB, Settlement Pass-Through, 5.75%, 06/01/43	$840	$842,377
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(b)	3,600	3,635,280
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/45	9,395	10,079,801
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,655	1,811,037
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,640	5,368,944
5.25%, 11/15/39	1,650	1,906,146
New York City Water & Sewer System, RB, 2nd Generation Resolution, Series CC-1, 4.00%, 06/15/49	2,325	2,697,721
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project(b):
Class 1, 5.00%, 11/15/44	7,830	8,600,394
Class 2, 5.15%, 11/15/34	660	739,015
Class 2, 5.38%, 11/15/40	1,655	1,860,104
New York State Dormitory Authority, Refunding RB, Series D, 5.00%, 02/15/37	6,655	7,179,946
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/46	1,165	1,315,984
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	2,585	2,705,125
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,525	2,634,484
6.00%, 12/01/42	1,960	2,027,463

5

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	$3,535	$4,405,282

		62,975,631

North Carolina — 0.4%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(a)	1,130	1,212,998
University of North Carolina at Chapel Hill, RB, University of North Carolina Hospital at Chapal Hills, 5.00%, 02/01/49	1,080	1,649,279

		2,862,277

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	1,885	2,257,910

Ohio — 1.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	5,550	5,574,531
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	1,280	1,403,904
Series A, 4.00%, 12/01/49	1,015	1,154,400
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	800	960,056
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(b)	1,480	1,679,045
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	1,585	1,786,343

		12,558,279

Oklahoma — 1.8%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	4,065	4,517,475
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	2,350	2,830,129

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	$3,845	$4,331,854

		11,679,458

Pennsylvania — 2.6%
Allentown Neighborhood Improvement Zone Development Authority, RB, Subordinate, City Center Project(b):
5.00%, 05/01/28	460	494,095
5.13%, 05/01/32	470	532,346
5.38%, 05/01/42	870	986,824
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	1,240	1,339,510
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	1,135	1,262,268
5.00%, 09/01/43	2,505	3,044,326
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	1,660	1,904,003
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System Obligation, 4.00%, 08/15/49	4,665	5,350,708
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,155	2,488,379

		17,402,459

Puerto Rico — 5.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,365	1,388,069
5.63%, 05/15/43	1,360	1,382,970
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	4,920	5,233,798
5.13%, 07/01/37	1,410	1,503,441
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	1,455	1,484,886
6.00%, 07/01/44	2,630	2,684,047

6

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(c)	$3,084	$900,775
Series A-1, 4.75%, 07/01/53	3,143	3,477,572
Series A-1, 5.00%, 07/01/58	12,512	14,052,477
Series A-2, 4.33%, 07/01/40	1,659	1,801,176
Series A-2, 4.78%, 07/01/58	3,216	3,556,381

		37,465,592

Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	3,060	3,486,931
Series B, 4.50%, 06/01/45	5,175	5,437,217
Series B, 5.00%, 06/01/50	5,765	6,215,823

		15,139,971

South Carolina — 5.5%
South Carolina Jobs EDA, Refunding RB:
Anmed Health Project, 5.00%, 02/01/36	5,115	5,976,213
Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	6,075	7,206,469
South Carolina Jobs-Economic Development Authority, RB, Bishop Gadsden Episcopal Retirement Community:
5.00%, 04/01/44	160	184,992
4.00%, 04/01/49	150	160,894
5.00%, 04/01/49	480	548,741
4.00%, 04/01/54	370	393,950
5.00%, 04/01/54	955	1,088,461
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	12,065	13,691,362
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	2,805	3,196,690
Series E, 5.25%, 12/01/55	3,335	3,864,498

		36,312,270

Tennessee — 0.6%
City of Chattanooga Health Educational & Housing Facility Board, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	315	350,957
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	1,350	1,605,042

Security	Par (000)	Value

Tennessee (continued)
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.25%, 10/01/58	$1,925	$2,333,428

		4,289,427

Texas — 10.2%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(a)	4,210	4,412,669
Sub-Lien, 5.00%, 01/01/33	700	772,702
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	385	442,919
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	2,295	2,865,399
County of Fort Bend Texas Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	470	501,927
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B(a):
7.00%, 01/01/23	380	446,618
7.00%, 01/01/23	500	587,635
County of Harris Texas-Houston Sports Authority, Refunding RB(c):
3rd Lien, Series A (NPFGC), 0.00%, 11/15/24(a)	6,000	2,627,580
3rd Lien, Series A (NPFGC), 0.00%, 11/15/37	20,120	8,217,008
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/35	5,000	2,862,100
CAB, Senior Lien, Series A (NPFGC) (AGM), 0.00%, 11/15/38	12,580	6,260,437
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A(c):
0.00%, 09/15/40	9,780	4,359,044
0.00%, 09/15/41	5,420	2,289,950
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/48	9,025	10,922,416
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 04/01/35	355	392,907

7

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic Center, Series A, 5.00%, 08/15/46(b)	$1,980	$2,020,610
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48(a)	5,035	6,190,130
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements, 5.00%, 12/15/32	2,835	3,100,668
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	6,000	6,150,540
Texas Transportation Commission, RB, First Tier Toll Revenue, 5.00%, 08/01/57	2,310	2,711,155

		68,134,414

Utah — 0.6%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/48	1,735	2,093,798
5.00%, 07/01/47	1,830	2,181,708

		4,275,506

Virginia — 1.4%
County of Front Royal & Warren IDA, RB, Valley Health System Obligated Group, 4.00%, 01/01/50	1,465	1,591,166
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	3,155	3,437,341
6.00%, 01/01/37	3,790	4,189,731

		9,218,238

Washington — 1.6%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	2,980	3,556,123
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,475	1,688,108
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	4,420	4,980,810

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	$685	$763,193

		10,988,234

Total Municipal Bonds — 125.4% (Cost — $756,635,599)		835,142,323

Municipal Bonds Transferred to Tender Option Bond Trusts(i) — 33.5%

California — 1.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(b)(j)	6,196	6,996,680

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(a)(b)(j)	4,475	5,529,695

Florida — 1.0%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(a)	6,629	6,807,081

Georgia — 1.7%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	7,220	7,940,556
Georgia Housing & Finance Authority, RB, S/F Housing, Series 2020, 8.15%, 12/01/26(b)(g)	2,898	3,092,680

		11,033,236

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(a)	5	5,997
4.00%, 02/15/41	2,800	3,100,329

		3,106,326

Massachusetts — 3.0%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	4,153	4,613,319
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/47	9,088	10,761,384

8

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/21(a)	$4,427	$4,737,650

		20,112,353

New York — 14.8%
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(j)	16,395	17,308,365
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012:
5.75%, 02/15/21(a)(j)	1,938	2,031,129
5.75%, 02/15/47	1,192	1,249,489
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	20,864	22,539,409
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(j)	12,611	13,637,072
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47(b)	12,060	13,987,791
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/50	5,805	6,636,962
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	5,070	6,118,121
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	13,155	15,084,838

		98,593,176

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	4,960	5,906,715

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,652	5,706,954

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43(b)	3,137	3,312,954

Texas — 6.8%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43(b)	4,900	5,446,034

Security	Par (000)	Value

Texas (continued)
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	$6,650	$7,082,715
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43(b)	4,140	4,335,905
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	5,505	5,773,809
Texas Water Development Board, RB, State Water Implementation Fund, Series A, 4.00%, 10/15/49	13,920	16,108,642
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	6,003	6,556,506

		45,303,611

Washington — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B (AGM), 4.00%, 10/01/53(b)	3,641	4,119,918

Wisconsin — 0.9%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	5,575	6,103,341

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.5% (Cost — $209,118,348)		222,632,040

Total Long-Term Investments — 158.9% (Cost — $965,753,947)		1,057,774,363

	Shares

Short-Term Securities — 1.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.81%(k)(l)	10,153,645	10,155,676

Total Short-Term Securities — 1.5% (Cost — $10,155,594)		10,155,676

9

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Values

Total Investments — 160.4% (Cost — $975,909,541)	$1,067,930,039

Other Assets Less Liabilities — 0.2%	1,527,988

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.9)%	(132,760,965)

Values

VMTP Shares, at Liquidation Value, Net of Deferred Offering Costs — (40.7)%	$(270,799,443)

Net Assets Applicable to Common Shares — 100.0%	$665,897,619

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to June 1, 2026, is $27,564,184.

(k)	Annualized 7-day yield as of period end.
(l)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	18,183,806	(8,030,161)	10,153,645	$10,155,676	$68,326	$(39)	$1,811

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

EDC — Economic Development Corp.

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

IDA — Industrial Development Authority

LRB — Lease Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

SRF — State Revolving Fund

10

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Municipal Income Trust (BFK)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	47	03/20/20	$6,188	$(95,656)
Long U.S. Treasury Bond	232	03/20/20	37,939	(904,152)
5-Year U.S. Treasury Note	40	03/31/20	4,813	(47,378)

				$(1,047,186)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee’s in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

11

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Municipal Income Trust (BFK)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,057,774,363	$—	$1,057,774,363
Short-Term Securities	10,155,676	—	—	10,155,676

	$10,155,676	$1,057,774,363	$—	$1,067,930,039

Derivative Financial Instruments(b)
Liabilities:
Interest Rate Contracts	$(1,047,186)	$—	$—	$(1,047,186)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(132,433,292)	$—	$(132,433,292)
VMTP Shares at Liquidation Value	—	(270,800,000)	—	(270,800,000)

	$—	$(403,233,292)	$—	$(403,233,292)

12